Financial Instruments and Fair Value	12 Months Ended
Dec. 31, 2021
Disclosure of financial instruments designated at fair value through profit or loss [text block] [Abstract]
Financial instruments and fair value

NOTE 17: Financial instruments and fair value

The table shows the Company’s significant financial assets and liabilities. All financial assets and liabilities are carried at amortized cost with the exception of the contingent considerations in relation to acquisitions reported at fair value through profit and loss.

All financial assets and liabilities are considered to have carrying amounts that do not materially differ from their fair value.

Thousands of $ For the years ended December 31	2021	2020	Fair value hierarchy
Assets
At amortized cost
Trade receivables	4,582	3,771
Cash and cash equivalents	58,498	15,953
Total financial assets	63,080	19,724

Liabilities
At fair value:
Other financial liabilities	1,617	1,599	Level 3
Derivative financial liability for Kreos drawdown fee	810		Level 3
Subtotal financial liabilities at fair value	2,427	1,599

At amortized cost:
Loans and borrowings	12,092	13,097	Level 2
Lease liabilities	3,464	2,774
Trade payables	7,455	5,320
Subtotal financial liabilities at amortized cost	23,011	21,191
Total financial liabilities	25,438	22,790

Recognized fair value measurements – valuation technique and principal inputs

The fair value of the financial instruments has been determined on the basis of the following methods and assumptions:

●	The carrying value of the cash and cash equivalents, the trade receivables, other current assets and the trade payables approximate their fair value due to their short-term character;

●	The fair value of loans and borrowings applying the Effective Interest Rate (EIR)-method approximates their carrying value (level 2).

○	Applying a market rate would not result in a materially different fair value for the Paycheck Protection Program (PPP) loan with the U.S. Small Business Administration which carries an interest rate of 1% and was obtained as part of the U.S Coronavirus Aid, Relief, and Economic Security (CARES) Act.

○	Although Kreos-loan was obtained end of 2019 with a nominal fixed interest rate of 9,5%, the carrying value is considered to approximate their fair value considering:

■	Additional contractually agreed advance and post payments agreed upon with Kreos that have been integrated in the Effective Interest Rate method;

■	During 2020 and 2021, parties negotiated modification to the original agreement resulting in additional consecutive interest-only periods. As compensation for these modifications part of the loan amounts became convertible as described in Note 14, however parties agreed to maintain nominal fixed interest rate in line with the initial agreement.”

●	Leases are measured at the present value of the remaining lease payments, using a discount rate based on the incremental borrowing rate at the commencement date of these leases. Their fair value approximates their carrying value.

●	The fair value of contingent consideration payable (presented in the year-end statement of financial position under “other non-current financial liabilities” and “other current financial liabilities”) is based on an estimated outcome of the conditional purchase price/contingent payments arising from contractual obligations (level 3). This is initially recognized as part of the purchase price and subsequently fair valued with changes recorded through other operating income in the statement of profit or loss. The Company used a discount rate of 12.16%. The effect of the fair value measurement is $176,000 in the condensed consolidated financial statements.

●	The fair value of the derivative financial liability for the initial Kreos drawdown fee of €630,000 ($713,538) initially is based upon the evolution of the share price of MDxHealth as well as the estimated probabilities that either payment or conversion will be requested by Kreos. Whereas share price of MDxHealth can be considered as a level 1 input, the other variables should be considered as level 3 inputs.

●	Financial instruments are evaluated based on the mark-to-market report and the unrealized gains (loss) are recognized through the statement of profit or loss.

Fair value hierarchy:

The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

●	Level 1: quoted prices in active markets for identical assets and liabilities;

●	Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

●	Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

No financial assets or financial liabilities have been reclassified between the valuation categories during the year.

A reconciliation of cash and non-cash movements of level 3 financial liabilities is presented below:

Thousands of $	Financial Derivative Instrument		Contingent Liability
For the years ended December 31	2021	2020	2021	2020
Beginning balance	0	0	1,599	1,599
Cash movements
Loans and borrowings repaid
Loans and borrowings received
Non-cash movements
Reclassification (1)	773
Effective interest rate adjustment			194	118
Foreign exchange rate impact / other movements	(59)
Fair value changes through profit and loss	96		(176)	(118)
Ending balance	810	0	1,617	1,599

1)	Reclassification of the fair value of the derivative financial liability of the initial drawdown fee to be presented separately